Condensed Interim Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement of financial position [abstract]
Ordinary shares, par value	$ 0	$ 0	$ 0
Ordinary shares, authorized	600,000,000	600,000,000	391,000,000
Ordinary shares, issued	460,822,640	402,351,657	261,419,599
Ordinary shares, outstanding	460,822,640	402,351,657	261,419,599